Exhibit 99.4

Exception Level

Run Date - XX/XX/XXXX

Redacted Loan ID	Loan # 1	Loan # 2	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail
435170442	XXXXXXX		Credit	Credit	Resolved	Resolved	3R2M0311OOY-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)
435170442	XXXXXXX		Credit	Guidelines	Resolved	Resolved	3R2M0311OOY-HZN226DS	Asset	* Asset documentation does not meet guideline requirment (Lvl R)
435170446	XXXXXXX		Credit	Credit Documents	Resolved	Resolved	HZUIFFUZ2ZM-N0AFQ8X3	Valid ID - Missing	* Valid ID - Missing (Lvl R)
435170446	XXXXXXX		Credit	Credit	Resolved	Resolved	HZUIFFUZ2ZM-DGF8JYTA	Title policy missing	* Title policy missing (Lvl R)
435170447	XXXXXXX		Credit	Credit	Resolved	Resolved	2QQRMXFUYQF-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)
435170447	XXXXXXX		Credit	Credit	Resolved	Resolved	2QQRMXFUYQF-P293MAUY	Unable to verify all credit obligations (ATR)	* Unable to verify all credit obligations (ATR) (Lvl R)

Redacted Loan ID	Exception Information	Compensating Factors	Seller Comments	Buyer Comments	Reviewer Comments
435170442	The borrower is a resident alien; however the resident alien card is missing from the loan file.				XX/XX/XXXX - Exception cleared. Documentation received.
435170442	The loan file contains bank statements that are in english and are from a domestic bank for the total of $XXX. Any other statements in file is not in English and are not acceptable as a source of assets. The guidelines require that the borrower have funds to close + 36 months PITI in reserves. The funds to close per the final CD were $XXX leaving assets in the amount $XXX, this does not meet the reserve requirement of $XXX (36 months piti). These reserve funds must be in a domestic account.	XX/XX/XXXX: Not Cleared - Guidelines that some of the funds can be in a domestic account but not all is understood; however, the statements must be translated to English to determine the total funds that this borrower has in their own name.
XX/XX/XXXX: Cleared. Documentation received.
435170446	As per Final 1003 the Borrower is Non- Permanent Residential Aliens (NPRA); however, the file is missing documentation to verify the current residential status of the Borrower. Please provide one of the following:

XX/XX/XXXX: Not Cleared. The alien Status Id Certification form is insufficient to validate the borrowers current status within the United States. The form also shows a passport was used for ID, not the actual H1- I 94. Copies of these specific documents should be provided to validate the borrower status.
XX/XX/XXXX- Exception cleared. Documents received.

1. Form I-688AO (Employment Authorization Form).
2. Form I-688 (Temporary Residence Card).
3. Form I-94 that bears same name as the employment authorization stamp.
4. Unexpired passport stamped for I-155..
5. Non-permanent resident alien applicants maintaining a valid working VISA who have been employed for at least one year and can verify probability of maintaining employment in US.
435170446	Required to review Title Insurance Final Policy reflecting mortgage insurance amount more or equal to the loan amount. As provided in file (Preliminary Title Report) does not have mortgage insurance amount.				XX/XX/XXXX: Cleared. Document received.
435170447	The loan file shows conflicting results for citizenship status. The final 1003 reflects as a US Citizen, the initial 1003 indicates the borrower is neither a resident aline or a citizen. Borrowers status and identification for that status is missing from the loan file. See guidelines for acceptable ID types.				XX/XX/XXXX - Exception cleared. Clarification received.
435170447	The borrower lists that their primary residence is in XXX - it is unclear what the housing obligation in XXX is.		XX/XX/XXXX - Loan is a No Ratio loan - information on housing payment is not required		XX/XX/XXXX - Exception cleared. Documentation received.

Redacted Loan ID	Exception Remediation	Exception Grade - Fitch		Exception Grade - S&P		Exception Grade - Moody's		Exception Grade - KBRA		Exception Grade - DBRS
		Initial	Final	Initial	Final	Initial	Final	Initial	Final	Initial	Final
435170442	XX/XX/XXXX - Exception cleared. Documentation received.	A	A	A	A	A	A	A	A	A	A
435170442	XX/XX/XXXX: Not Cleared - Guidelines that some of the funds can be in a domestic account but not all is understood; however, the statements must be translated to English to determine the total funds that this borrower has in their own name.
	XX/XX/XXXX: Cleared. Documentation received.	A	A	A	A	A	A	A	A	A	A
435170446	XX/XX/XXXX: Not Cleared. The alien Status Id Certification form is insufficient to validate the borrowers current status within the United States. The form also shows a passport was used for ID, not the actual H1- I 94. Copies of these specific documents should be provided to validate the borrower status.
	XX/XX/XXXX- Exception cleared. Documents received.	A	A	A	A	A	A	A	A	A	A
435170446	XX/XX/XXXX: Cleared. Document received.	A	A	A	A	A	A	A	A	A	A
435170447	XX/XX/XXXX - Exception cleared. Clarification received.	A	A	A	A	A	A	A	A	A	A
435170447	XX/XX/XXXX - Exception cleared. Documentation received.	A	A	A	A	A	A	A	A	A	A